COMMITMENTS AND CONTINGENCIES - Taxation (Details) - RUB (₽) ₽ in Millions	Dec. 31, 2020	Dec. 31, 2019
Additional taxes other than income tax contingent liability
Taxation
Estimated financial effect of contingent liabilities	₽ 1,043	₽ 986
Additional income tax contingent liability
Taxation
Estimated financial effect of contingent liabilities	₽ 892	₽ 2,173